FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk Exposures (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Credit risk
Maximum exposure	$ 26	$ 37
Cash at bank
Credit risk
Maximum exposure	$ 277	$ 365